Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	dei_EntityCentralIndexKey	0000860720
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Morgan Stanley European Equity Fund Inc. (Prospectus Summary) | Morgan Stanley European Equity Fund Inc. | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGAX
Morgan Stanley European Equity Fund Inc. (Prospectus Summary) | Morgan Stanley European Equity Fund Inc. | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGBX
Morgan Stanley European Equity Fund Inc. (Prospectus Summary) | Morgan Stanley European Equity Fund Inc. | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGCX
Morgan Stanley European Equity Fund Inc. (Prospectus Summary) | Morgan Stanley European Equity Fund Inc. | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGDX
Morgan Stanley European Equity Fund Inc. (Prospectus Summary) | Morgan Stanley European Equity Fund Inc. | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGRX
Morgan Stanley European Equity Fund Inc. (Prospectus Summary) | Morgan Stanley European Equity Fund Inc. | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGWX